INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES
Schedule of inventory

	As of December 31,
	2019	2020
	RMB	RMB
Merchandise	—	6,853,202
Inventories	—	6,853,202